Warrants, Convertible Loans and Other Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Ifrs Class of Warrant or Right [Line Items]
Other non-current financial liabilities	€ 21
Other current financial liabilities	4
Warrants	26,267	€ 21,405
Reorganization Warrants
Ifrs Class of Warrant or Right [Line Items]
Warrants	1,811	€ 21,405
Warrant Agreement Dated November 18,2022 With Each Of Registered Direct Offering Private Investment In Public Equity Investors [Member]
Ifrs Class of Warrant or Right [Line Items]
Warrants	€ 24,456